PORTFOLIO OF INVESTMENTS – as of June 30, 2021 (Unaudited)

Loomis Sayles Credit Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 91.6% of Net Assets
Non-Convertible Bonds – 87.1%
	Aerospace & Defense – 3.8%
$125,000	Boeing Co. (The), 2.196%, 2/04/2026	$126,195
20,000	Boeing Co. (The), 2.250%, 6/15/2026	20,418
20,000	Boeing Co. (The), 2.950%, 2/01/2030	20,478
5,000	Boeing Co. (The), 3.100%, 5/01/2026	5,286
10,000	Boeing Co. (The), 3.200%, 3/01/2029	10,495
5,000	Boeing Co. (The), 3.250%, 2/01/2035	5,055
5,000	Boeing Co. (The), 3.375%, 6/15/2046	4,817
5,000	Boeing Co. (The), 3.500%, 3/01/2039	5,011
15,000	Boeing Co. (The), 3.550%, 3/01/2038	15,406
220,000	Boeing Co. (The), 3.625%, 2/01/2031	236,616
5,000	Boeing Co. (The), 3.625%, 3/01/2048	4,996
40,000	Boeing Co. (The), 3.750%, 2/01/2050	41,262
15,000	Boeing Co. (The), 3.825%, 3/01/2059	15,306
10,000	Boeing Co. (The), 3.850%, 11/01/2048	10,262
15,000	Boeing Co. (The), 3.900%, 5/01/2049	15,796
30,000	Boeing Co. (The), 3.950%, 8/01/2059	31,387
40,000	Boeing Co. (The), 5.150%, 5/01/2030	47,366
20,000	Boeing Co. (The), 5.805%, 5/01/2050	26,932
30,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	32,692
20,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	22,842
125,000	Raytheon Technologies Corp., 2.800%, 3/15/2022(a)	126,977
5,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	4,900
30,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	32,025
125,000	Textron, Inc., 3.000%, 6/01/2030	131,480

		994,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – 0.6%
$75,745	American Airlines Pass Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	$73,603
15,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	15,881
15,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	16,219
14,558	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	15,438
10,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	10,352
15,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	15,525

		147,018

	Automotive – 1.6%
60,000	Allison Transmission, Inc., 3.750%, 1/30/2031, 144A	58,972
40,000	Ford Motor Co., 9.000%, 4/22/2025	49,315
30,000	Ford Motor Co., 9.625%, 4/22/2030	43,050
170,000	General Motors Co., 5.200%, 4/01/2045	210,115
40,000	General Motors Co., 6.250%, 10/02/2043	55,220
5,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(b)	5,600

		422,272

	Banking – 12.7%
165,000	Ally Financial, Inc., 5.125%, 9/30/2024	185,885
65,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(b)	67,321
50,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(b)	50,640
200,000	Banco Santander S.A., (fixed rate to 6/30/2023, variable rate thereafter), 0.701%, 6/30/2024	200,399
270,000	Bank of America Corp., MTN, 4.250%, 10/22/2026(a)	304,874
200,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	208,368
215,000	Citigroup, Inc., 4.450%, 9/29/2027(a)	245,637
250,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A(a)	271,795
150,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	159,670
210,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/2025(a)	234,761

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$50,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	$50,259
390,000	Morgan Stanley, 3.625%, 1/20/2027(a)	432,440
200,000	Natwest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	199,975
115,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	122,834
30,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	32,091
200,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	207,520
200,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A(a)	233,891
115,000	Synchrony Financial, 4.375%, 3/19/2024	125,166

		3,333,526

	Brokerage – 1.2%
15,000	Jefferies Group LLC, 6.250%, 1/15/2036	20,047
180,000	Jefferies Group LLC, 6.500%, 1/20/2043	248,266
60,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	59,236

		327,549

	Building Materials – 0.4%
40,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	42,850
55,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	57,157

		100,007

	Cable Satellite – 2.9%
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	122,303
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	124,946
220,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	252,681
40,000	DISH DBS Corp., 5.125%, 6/01/2029, 144A	39,497
5,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	5,448
200,000	Time Warner Cable LLC, 4.500%, 9/15/2042	222,309

		767,184

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – 1.5%
$70,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	$80,348
15,000	FMC Corp., 3.450%, 10/01/2029	16,307
60,000	Hercules LLC, 6.500%, 6/30/2029	66,141
200,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	201,250
30,000	Westlake Chemical Corp., 3.600%, 8/15/2026	32,696

		396,742

	Construction Machinery – 0.3%
75,000	John Deere Capital Corp., MTN, 2.000%, 6/17/2031	75,809

	Consumer Cyclical Services – 2.2%
30,000	CBRE Services, Inc., 4.875%, 3/01/2026	34,686
185,000	Expedia Group, Inc., 3.250%, 2/15/2030	193,241
50,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	49,675
45,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	44,370
115,000	Uber Technologies, Inc., 7.500%, 5/15/2025, 144A	124,108
5,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	5,495
115,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	123,913

		575,488

	Electric – 1.6%
15,000	AES Corp. (The), 2.450%, 1/15/2031, 144A	14,855
5,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	5,467
85,000	Calpine Corp., 3.750%, 3/01/2031, 144A	80,950
40,000	Calpine Corp., 5.125%, 3/15/2028, 144A	40,700
20,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	22,461
35,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	38,632
35,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	37,231
140,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	124,777

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$50,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	$53,421

		418,494

	Finance Companies – 5.8%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.875%, 1/23/2028	160,555
105,000	Air Lease Corp., 3.125%, 12/01/2030	106,670
205,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	207,937
40,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(b)	41,450
125,000	Aircastle Ltd., 4.125%, 5/01/2024	133,281
15,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(b)	15,150
100,000	Ares Capital Corp., 2.875%, 6/15/2028	101,502
25,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	25,007
35,000	FS KKR Capital Corp., 3.400%, 1/15/2026	36,191
200,000	GE Capital Funding LLC, 4.400%, 5/15/2030	233,066
75,000	Navient Corp., 5.000%, 3/15/2027	77,606
35,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	35,014
10,000	OneMain Finance Corp., 7.125%, 3/15/2026	11,647
50,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	50,129
50,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	49,625
75,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	74,062
155,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	156,161

		1,515,053

	Financial Other – 0.6%
45,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	44,775
115,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	118,737

		163,512

	Food & Beverage – 3.8%
240,000	Coca-Cola Co. (The), 1.750%, 9/06/2024(a)	249,510

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$150,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050(a)	$157,764
145,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	164,331
95,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049	115,325
50,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	53,250
60,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	61,010
190,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	191,563

		992,753

	Gaming – 0.6%
85,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.875%, 2/15/2029, 144A	86,324
15,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	14,981
55,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	60,071
5,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	5,640

		167,016

	Health Insurance – 0.4%
90,000	Centene Corp., 2.500%, 3/01/2031	88,762
20,000	Centene Corp., 3.000%, 10/15/2030	20,546
5,000	Centene Corp., 4.625%, 12/15/2029	5,499

		114,807

	Healthcare – 2.2%
15,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	14,526
10,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	10,138
75,000	Cigna Corp., 4.375%, 10/15/2028	87,227
5,000	Encompass Health Corp., 4.750%, 2/01/2030	5,313
165,000	HCA, Inc., 4.125%, 6/15/2029	185,803
100,000	HCA, Inc., 5.250%, 6/15/2049	127,469
90,000	Hologic, Inc., 3.250%, 2/15/2029, 144A	89,212
25,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	25,730

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$30,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	$31,969

		577,387

	Home Construction – 0.7%
90,000	Lennar Corp., 4.750%, 11/29/2027	104,028
70,000	PulteGroup, Inc., 6.000%, 2/15/2035	91,870

		195,898

	Independent Energy – 2.4%
150,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	164,758
10,000	Cimarex Energy Co., 4.375%, 6/01/2024	10,884
20,000	Continental Resources, Inc., 3.800%, 6/01/2024	21,150
40,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	47,900
20,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	20,727
25,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	25,680
40,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	41,182
5,000	EQT Corp., 3.125%, 5/15/2026, 144A	5,124
10,000	EQT Corp., 3.625%, 5/15/2031, 144A	10,425
5,000	EQT Corp., 5.000%, 1/15/2029	5,575
55,000	Hess Corp., 4.300%, 4/01/2027	61,213
60,000	Hess Corp., 5.600%, 2/15/2041	74,897
15,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	15,337
10,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	10,225
30,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	33,150
45,000	Ovintiv Exploration, Inc., 5.375%, 1/01/2026	50,713
20,000	Ovintiv Exploration, Inc., 5.625%, 7/01/2024	22,268

		621,208

	Leisure – 0.6%
55,000	Carnival Corp., 5.750%, 3/01/2027, 144A	57,612

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Leisure – continued
$30,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	$31,425
10,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	10,480
60,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	62,838

		162,355

	Life Insurance – 1.1%
65,000	AIG Global Funding, 0.650%, 6/17/2024, 144A	64,815
50,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	50,006
95,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	95,525
30,000	Athene Holding Ltd., 3.500%, 1/15/2031	31,984
30,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	35,731

		278,061

	Lodging – 1.2%
60,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	59,250
40,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031, 144A	40,395
10,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	9,974
25,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	25,563
5,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	5,645
15,000	Hyatt Hotels Corp., 5.750%, 4/23/2030	18,208
20,000	Marriott International, Inc., Series EE, 5.750%, 5/01/2025	23,086
25,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	28,793
20,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	20,310
20,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	20,275
75,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	77,302

		328,801

	Media Entertainment – 2.4%
25,000	AMC Networks, Inc., 4.250%, 2/15/2029	25,219

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$60,000	Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/2027, 144A	$61,513
85,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	87,444
75,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	78,405
35,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	37,494
25,000	Lamar Media Corp., 3.750%, 2/15/2028	25,437
30,000	Lamar Media Corp., 4.000%, 2/15/2030	30,363
10,000	Netflix, Inc., 4.875%, 4/15/2028	11,625
120,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	142,716
115,000	ViacomCBS, Inc., 4.375%, 3/15/2043	133,062

		633,278

	Metals & Mining – 4.2%
45,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	47,138
200,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	228,565
35,000	ArcelorMittal S.A., 7.250%, 10/15/2039	49,442
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	217,940
45,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	48,142
60,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	65,700
40,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	48,312
10,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	12,223
135,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	148,720
20,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	22,167
45,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	48,512
115,000	Glencore Funding LLC, 4.625%, 4/29/2024, 144A	126,052
35,000	Novelis Corp., 4.750%, 1/30/2030, 144A	36,750
10,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	9,900

		1,109,563

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – 2.2%
$115,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	$133,720
55,000	Energy Transfer LP, 4.000%, 10/01/2027	60,510
30,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	26,625
35,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	37,820
50,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	52,150
80,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	91,627
15,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	16,051
35,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	35,357
35,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	37,079
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032, 144A	15,430
60,000	Valero Energy Partners LP, 4.500%, 3/15/2028	68,254

		574,623

	Paper – 0.2%
45,000	Suzano Austria GmbH, 3.750%, 1/15/2031	47,194

	Pharmaceuticals – 3.4%
230,000	GlaxoSmithKline Capital PLC, 3.000%, 6/01/2024(a)	245,055
245,000	Merck & Co., Inc., 2.350%, 2/10/2022(a)	248,195
50,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	55,000
70,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	66,588
250,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	219,062
20,000	Utah Acquisition Sub, Inc., 5.250%, 6/15/2046	24,358
25,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	26,438

		884,696

	Property & Casualty Insurance – 0.9%
175,000	Fidelity National Financial, Inc., 2.450%, 3/15/2031	174,253
65,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	66,131

		240,384

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Apartments – 0.0%
$10,000	American Homes 4 Rent, 2.375%, 7/15/2031	$9,851

	REITs - Health Care – 0.5%
110,000	Welltower, Inc., 4.250%, 4/01/2026	124,060

	REITs - Mortgage – 0.2%
15,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	14,979
25,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	25,437

		40,416

	REITs - Office Property – 0.0%
10,000	Corporate Office Properties LP, 2.750%, 4/15/2031	10,076

	REITs - Shopping Centers – 0.8%
115,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	128,669
75,000	SITE Centers Corp., 3.625%, 2/01/2025	79,235

		207,904

	Restaurants – 0.9%
125,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	126,719
45,000	Yum! Brands, Inc., 4.625%, 1/31/2032	47,250
60,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	64,950

		238,919

	Retailers – 0.9%
45,000	AutoZone, Inc., 3.625%, 4/15/2025	49,249
55,000	Carvana Co., 5.625%, 10/01/2025, 144A	57,181
93,639	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	103,045
20,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	20,715
10,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	9,885

		240,075

	Sovereigns – 0.8%
200,000	Mexico Government International Bond, 4.280%, 8/14/2041	209,928

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – 5.2%
$85,000	Avnet, Inc., 4.625%, 4/15/2026	$95,541
115,000	Broadcom, Inc., 4.300%, 11/15/2032	130,954
130,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	133,088
5,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	5,000
55,000	IHS Markit Ltd., 4.250%, 5/01/2029	63,646
60,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	63,515
35,000	Jabil, Inc., 1.700%, 4/15/2026	35,259
30,000	Marvell Technology, Inc., 2.450%, 4/15/2028, 144A	30,576
25,000	Marvell Technology, Inc., 2.950%, 4/15/2031, 144A	25,909
20,000	Microchip Technology, Inc., 0.983%, 9/01/2024, 144A	19,903
145,000	Microchip Technology, Inc., 4.333%, 6/01/2023	154,628
265,000	Micron Technology, Inc., 4.663%, 2/15/2030	308,023
115,000	NVIDIA Corp., 0.584%, 6/14/2024	115,026
60,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	61,188
60,000	Qorvo, Inc., 3.375%, 4/01/2031, 144A	62,533
10,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	11,888
5,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	5,063
35,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	39,699

		1,361,439

	Transportation Services – 0.4%
115,000	United Parcel Service, Inc., 2.500%, 4/01/2023	119,165

	Treasuries – 11.8%
135,000	U.S. Treasury Bond, 1.125%, 8/15/2040	116,142
430,000	U.S. Treasury Bond, 1.875%, 2/15/2051	410,381
1,805,000	U.S. Treasury Note, 0.125%, 1/31/2023(a)(c)	1,803,237
780,000	U.S. Treasury Note, 0.125%, 4/30/2023	778,538

		3,108,298

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 2.6%
$80,000	Crown Castle International Corp., 2.500%, 7/15/2031	$80,569
70,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	67,485
30,000	Sprint Capital Corp., 6.875%, 11/15/2028	38,475
130,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	134,159
65,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	67,246
265,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	296,222

		684,156

	Wirelines – 1.5%
130,000	AT&T, Inc., 3.650%, 6/01/2051(a)	134,960
150,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	194,932
70,000	Verizon Communications, Inc., 3.550%, 3/22/2051	74,786

		404,678

	Total Non-Convertible Bonds (Identified Cost $22,352,474)	22,923,643

Convertible Bonds – 4.5%
	Airlines – 0.3%
20,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	19,930
40,000	Southwest Airlines Co., 1.250%, 5/01/2025	60,575

		80,505

	Cable Satellite – 1.6%
25,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025, 144A(d)	29,113
340,000	DISH Network Corp., 3.375%, 8/15/2026	346,970
35,000	Liberty Media Corp., 0.500%, 12/01/2050, 144A	40,267

		416,350

	Consumer Cyclical Services – 0.3%
25,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(d)	27,000
25,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.003%, 2/15/2026, 144A(e)	24,172
35,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(d)	35,490

		86,662

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Healthcare – 0.5%
$120,000	Teladoc Health, Inc., 1.250%, 6/01/2027	$134,328

	Media Entertainment – 0.1%
35,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(d)	33,381

	Pharmaceuticals – 1.2%
240,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	240,463
15,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027, 144A(d)	17,072
25,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(d)	24,492
10,000	Livongo Health, Inc., 0.875%, 6/01/2025	15,886
15,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	20,053

		317,966

	Technology – 0.5%
80,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	108,800
10,000	Splunk, Inc., 1.125%, 6/15/2027	9,744

		118,544

	Total Convertible Bonds (Identified Cost $1,133,664)	1,187,736

	Total Bonds and Notes (Identified Cost $23,486,138)	24,111,379

Collateralized Loan Obligations – 2.8%
250,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 3.088%, 4/20/2034, 144A(f)	249,983
250,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 3-month LIBOR + 2.900%, 3.084%, 7/15/2030, 144A(f)	249,998
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3-month LIBOR + 3.250%, 3.438%, 4/20/2034, 144A(f)	251,579

	Total Collateralized Loan Obligations (Identified Cost $750,000)	751,560

Shares	Description	Value (†)
Preferred Stocks – 3.2%
Convertible Preferred Stocks – 3.2%
	Banking – 1.0%
97	Bank of America Corp., Series L, 7.250%	$137,352
83	Wells Fargo & Co., Class A, Series L, 7.500%	126,675

		264,027

	Food & Beverage – 0.7%
1,492	Bunge Ltd., 4.875%	173,162

	Healthcare – 0.1%
234	Boston Scientific Corp., Series A, 5.500%	27,158

	Technology – 0.2%
560	Clarivate PLC, Series A, 5.250%	58,632

	Wireless – 1.2%
250	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(g)(h)	315,020

	Total Convertible Preferred Stocks (Identified Cost $793,492)	837,999

	Total Preferred Stocks (Identified Cost $793,492)	837,999

	Total Investments – 97.6% (Identified Cost $25,029,630)	25,700,938
	Other assets less liabilities – 2.4%	620,649

	Net Assets – 100.0%	$26,321,587

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Perpetual bond with no specified maturity date.
(c)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(f)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(g)	Illiquid security.
(h)	Security classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2021, the value of this security amounted to $315,020 or 1.2% of net assets.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $7,744,989 or 29.4% of net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2021	2	$290,080	$294,406	$(4,326)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$24,111,379	$—	$24,111,379
Collateralized Loan Obligations	—	751,560	—	751,560
Preferred Stocks
Food & Beverage	—	173,162	—	173,162
Wireless	—	315,020	—	315,020
All Other Preferred Stocks*	349,817	—	—	349,817

Total Preferred Stocks	349,817	488,182	—	837,999

Total	$349,817	$25,351,121	$—	$25,700,938

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$ (4,326)	$—	$—	$(4,326)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may use futures contracts to gain investment exposure. During the period ended June 30, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2021:

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives Interest rate contracts	$(4,326)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 19,980	$ 19,980

Industry Summary at June 30, 2021 (Unaudited)

Banking	13.7%
Treasuries	11.8
Technology	5.9
Finance Companies	5.8
Pharmaceuticals	4.6
Cable Satellite	4.5
Food & Beverage	4.5
Metals & Mining	4.2
Wireless	3.8
Aerospace & Defense	3.8
Healthcare	2.8
Media Entertainment	2.5
Consumer Cyclical Services	2.5
Independent Energy	2.4
Midstream	2.2
Other Investments, less than 2% each	19.8
Collateralized Loan Obligations	2.8

Total Investments	97.6
Other assets less liabilities (including futures contracts)	2.4

Net Assets	100.0%